CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (40,226)	$ (65,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of marketable securities	4,395	8,300
Amortization	18,871
Gain on debt settlement		54,441
Changes in operating assets and liabilities
(Increase) decrease in accounts receivables	(18,583)	91,467
(Increase) decrease in prepaid expenses	21,983	(21,125)
Increase (decrease) in accounts payable and accrued liabilities	(2,958)	2,825
Increase (decrease) in due to related party		36,267
Increase (decrease) in deferred revenue	(4,082)	4,082
Cash used in operating activities	(20,600)	1,905
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of oil and gas property		90,318
Cash provided by (used in) investing activities		(90,318)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable	41,631	73,492
Repayment of related party debt		61,529
Cash provided by (used in) financing activities	41,631	11,963
Effect of foreign exchange	(34,971)	86,927
Increase (decrease) in cash	(13,940)	10,477
Cash, beginning of period	16,526	6,049
Cash, end of period	2,586	16,526
SUPPLEMENTAL INFORMATION
Income taxes paid
Interest paid